FLIGHT EQUIPMENT HELD FOR OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2016
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Flight Equipment Held for Operating Lease
Flight equipment held for operating lease consists of the following (dollars in thousands):

	December 31, 2016	December 31, 2015
Cost	$3,180,160	$3,059,974
Accumulated depreciation	(486,339)	(474,548)
Flight equipment held for operating lease, net	$2,693,821	$2,585,426

Flight Equipment Held for Operating Lease by Geographic Region
The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):

	December 31, 2016		December 31, 2015
Europe:
United Kingdom	$143,560	5%	$244,179	9%
Turkey	142,787	5%	171,861	7%
Russia	17,582	1%	—	—
Other	335,483	13%	359,929	14%
Europe — Total	639,412	24%	775,969	30%
Asia and South Pacific:
India	574,853	21%	208,009	8%
Philippines	279,031	10%	289,558	11%
China	194,774	7%	221,576	9%
Other	216,244	9%	224,015	8%
Asia and South Pacific — Total	1,264,902	47%	943,158	36%
Mexico, South and Central America:
Chile	86,251	3%	89,406	4%
Other	83,368	3%	87,561	3%
Mexico, South and Central America — Total	169,619	6%	176,967	7%
North America:
United States	156,472	6%	218,363	9%
Other	55,044	2%	57,906	2%
North America — Total	211,516	8%	276,269	11%
Middle East and Africa:
Ethiopia	332,817	12%	342,736	13%
Other	75,555	3%	51,056	2%
Middle East and Africa — Total	408,372	15%	393,792	15%
Off-Lease — Total	—	—	19,271	1%
Total flight equipment held for operating lease, net	$2,693,821	100%	$2,585,426	100%

Operating Lease Revenue by Geographic Region
The distribution of operating lease revenue by geographic region for the years ended December 31, 2016, 2015 and 2014 is as follows (dollars in thousands):

	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
					As restated
Europe:
United Kingdom	$34,498	11%	$50,742	12%	$46,281	11%
Turkey	24,593	8%	29,847	7%	27,069	7%
Russia	3,141	1%	24,095	6%	9,017	2%
Other	44,450	14%	73,872	17%	73,660	19%
Europe — Total	106,682	34%	178,556	42%	156,027	39%
Asia and South Pacific:
India	39,640	13%	19,572	4%	32,675	8%
Philippines	29,129	9%	38,677	9%	12,947	3%
China	23,882	8%	37,943	9%	47,049	12%
Other	27,287	8%	39,056	9%	45,855	11%
Asia and South Pacific — Total	119,938	38%	135,248	31%	138,526	34%
Mexico, South and Central America:
Chile	8,939	3%	24,336	6%	28,116	7%
Other	8,768	3%	16,732	4%	21,733	5%
Mexico, South and Central America — Total	17,707	6%	41,068	10%	49,849	12%
North America:
United States	24,591	8%	37,316	9%	41,531	10%
Other	6,223	2%	6,380	1%	3,429	1%
North America — Total	30,814	10%	43,696	10%	44,960	11%
Middle East and Africa:
Ethiopia	30,084	10%	22,808	5%	4,501	1%
Other	8,357	2%	8,315	2%	12,700	3%
Middle East and Africa — Total	38,441	12%	31,123	7%	17,201	4%
Total Operating Lease Revenue	$313,582	100%	$429,691	100%	$406,563	100%

Contracted Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases
Presented below are the contracted future minimum rental payments due under non-cancellable operating leases, as of December 31, 2016. For leases that have floating rental rates, the future minimum rental payments due assume that the rental payment due as of December 31, 2016 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2017	$319,070
2018	292,188
2019	248,419
2020	220,893
2021	199,212
Thereafter	699,356
Future minimum rental payments under operating leases	$1,979,138

Lease Incentive Amortization
At December 31, 2016, lease incentive amortization for the next five years and thereafter is as follows (dollars in thousands):

Year ending December 31,
2017	$6,528
2018	6,854
2019	6,130
2020	4,352
2021	2,502
Thereafter	1,164
Future amortization of lease incentives	$27,530